Fixed assets - Dismantling provision - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other intangible assets and property, plant and equipment [abstract]
Dismantling provision in the opening balance	€ 827	€ 776	€ 789
Provision reversal with impact on income statement	0	0
Discounting with impact on income statement	2	5	13
Utilizations without impact on income statement	(12)	(24)	(15)
Changes in provision with impact on assets	79	67	(19)
Translation adjustment	(10)	2	(3)
Reclassifications and other items	16	2	11
Dismantling provision in the closing balance	€ 901	€ 827	€ 776